Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Consolidated statement of cash flows
Inflow from operating activities		€ 16,557	€ 18,054	[1]	€ 18,081	[1]
Cash flows from investing activities
Purchase of interests in associates and joint ventures		(75)	(78)	[1]	(445)	[1]
Purchase of intangible assets		(2,641)	(2,799)	[1]	(2,375)	[1]
Purchase of property, plant and equipment		(4,219)	(4,957)	[1]	(4,547)	[1]
Purchase of investments		(1,233)	(766)	[1]	(2,007)	[1]
Disposal of interests in subsidiaries, net of cash disposed		(67)	6,976	[1]
Disposal of interests in associates and joint ventures		500			446	[1]
Disposal of property, plant and equipment and intangible assets		15	90	[1]	15	[1]
Disposal of investments		1,931	1,647	[1]	3,280	[1]
Dividends received from associates and joint ventures		442	617	[1]	638	[1]
Interest received		542	321	[1]	246	[1]
Cash outflows from discontinued operations		(1,317)	(1,430)	[1]	(2,119)	[1]
Outflow from investing activities		(6,122)	(379)	[1]	(6,868)	[1]
Cash flows from financing activities
Proceeds from issue of long-term borrowings		1,533	4,071	[1]	2,548	[1]
Repayment of borrowings		(8,970)	(10,501)	[1]	(6,933)	[1]
Net movement in short-term borrowings		(1,636)	3,171	[1]	3,002	[1]
Net movement in derivatives		144	261	[1]	(293)	[1]
Interest paid	[2]	(2,227)	(1,815)	[1]	(1,726)	[1]
Payments for settlement of written put options		(493)	(12)	[1]
Purchase of treasury shares	[1]		(1,867)		(2,087)
Issue of ordinary share capital and reissue of treasury shares		3	10	[1]
Equity dividends paid		(2,430)	(2,484)	[1]	(2,474)	[1]
Dividends paid to non-controlling shareholders in subsidiaries		(260)	(400)	[1]	(539)	[1]
Other transactions with non-controlling shareholders in subsidiaries		(16)	(692)	[1]	189	[1]
Cash outflows from discontinued operations		(1,503)	(3,172)	[1]	(1,393)	[1]
Outflow from financing activities		(15,855)	(13,430)	[1]	(9,706)	[1]
Net cash (outflow)/inflow		(5,420)	4,245	[1]	1,507	[1]
Cash and cash equivalents at beginning of the financial year	[1]	11,628	7,371		5,790
Exchange (loss)/gain on cash and cash equivalents		(94)	12	[1]	74	[1]
Cash and cash equivalents at end of the financial year		€ 6,114	€ 11,628	[1]	€ 7,371	[1]

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.
[2]	Amount for 2024 includes €nil (2023: €26 million cash outflow; 2022: €58 million cash inflow) on derivative financial instruments for the share buyback related to maturing tranches of mandatory convertible bonds.